Schedule of Investments (unaudited) June 30, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Boeing Co. (The)	162,285	$29,746,840
Curtiss-Wright Corp.	6,236	556,750
General Dynamics Corp.	125,660	18,781,144
Howmet Aerospace Inc.	103,609	1,642,203
Huntington Ingalls Industries Inc.	9,042	1,577,739
Raytheon Technologies Corp.	373,486	23,014,207
Textron Inc.	122,796	4,041,216

		79,360,099

Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	72,897	5,763,237
Expeditors International of Washington Inc.	43,212	3,285,841
FedEx Corp.	130,188	18,254,961
United Parcel Service Inc., Class B	209,235	23,262,747
XPO Logistics Inc.(a)(b)	48,979	3,783,628

		54,350,414

Airlines — 0.5%
Alaska Air Group Inc.	66,381	2,406,975
American Airlines Group Inc.(b)	269,196	3,518,392
Delta Air Lines Inc.	308,133	8,643,130
JetBlue Airways Corp.(a)(b)	146,091	1,592,392
Southwest Airlines Co.	290,523	9,930,076
United Airlines Holdings Inc.(a)(b)	136,865	4,736,898

		30,827,863

Auto Components — 0.4%
Adient PLC(a)	46,870	769,605
Aptiv PLC	145,268	11,319,283
BorgWarner Inc.	111,212	3,925,784
Dana Inc.	77,576	945,652
Delphi Technologies PLC(a)	46,364	658,832
Goodyear Tire & Rubber Co. (The)	121,958	1,090,914
Lear Corp.	29,666	3,234,187
Visteon Corp.(a)(b)	4,378	299,893

		22,244,150

Automobiles — 0.6%
Ford Motor Co.	2,115,880	12,864,550
General Motors Co.	682,158	17,258,597
Harley-Davidson Inc.(b)	82,836	1,969,012
Thor Industries Inc.	29,749	3,169,161

		35,261,320

Banks — 7.8%
Associated Banc-Corp.	81,377	1,113,237
BancorpSouth Bank	51,661	1,174,771
Bank of America Corp.	4,223,370	100,305,037
Bank of Hawaii Corp.	9,117	559,875
Bank OZK	65,108	1,528,085
Cathay General Bancorp	40,823	1,073,645
CIT Group Inc.	27,071	561,182
Citigroup Inc.	1,126,047	57,541,002
Citizens Financial Group Inc.	231,087	5,832,636
Comerica Inc.	75,314	2,869,463
Commerce Bancshares Inc.	24,675	1,467,422
Cullen/Frost Bankers Inc.	30,648	2,289,712
East West Bancorp. Inc.	76,638	2,777,361
Fifth Third Bancorp	385,623	7,434,811
First Financial Bankshares Inc.	28,302	817,645
First Horizon National Corp.	167,680	1,670,093
First Republic Bank/CA	47,373	5,021,064

Security	Shares	Value

Banks (continued)
FNB Corp.	175,067	$1,313,002
Fulton Financial Corp.	88,394	930,789
Glacier Bancorp. Inc.	19,708	695,495
Hancock Whitney Corp.	46,956	995,467
Home BancShares Inc./AR	83,573	1,285,353
Huntington Bancshares Inc./OH	549,375	4,963,603
International Bancshares Corp.	30,875	988,617
JPMorgan Chase & Co.	857,025	80,611,771
KeyCorp	525,843	6,404,768
M&T Bank Corp.	69,481	7,223,940
PacWest Bancorp	64,562	1,272,517
People’s United Financial Inc.	230,029	2,661,436
Pinnacle Financial Partners Inc.	38,792	1,628,876
PNC Financial Services Group Inc. (The)	229,237	24,118,025
Prosperity Bancshares Inc.	49,834	2,959,143
Regions Financial Corp.	519,530	5,777,174
Signature Bank/New York NY	29,121	3,113,617
Sterling Bancorp./DE	103,455	1,212,493
SVB Financial Group(a)(b)	9,973	2,149,481
Synovus Financial Corp.	78,934	1,620,515
TCF Financial Corp.	82,665	2,432,004
Texas Capital Bancshares Inc.(a)	27,132	837,565
Truist Financial Corp.	728,324	27,348,566
Trustmark Corp.	34,621	848,907
U.S. Bancorp	740,883	27,279,312
UMB Financial Corp.	23,267	1,199,414
Umpqua Holdings Corp.	118,608	1,261,989
United Bankshares Inc./WV	68,407	1,892,138
Valley National Bancorp	210,985	1,649,903
Webster Financial Corp.	49,673	1,421,145
Wells Fargo & Co.	2,018,095	51,663,232
Wintrust Financial Corp.	30,720	1,340,006
Zions Bancorp. N.A	88,756	3,017,704

		468,155,008

Beverages — 2.2%
Coca-Cola Co. (The)	1,254,477	56,050,032
Constellation Brands Inc., Class A	90,973	15,915,726
Molson Coors Beverage Co., Class B	101,172	3,476,270
Monster Beverage Corp.(a)	66,827	4,632,448
PepsiCo Inc.	390,258	51,615,523

		131,689,999

Biotechnology — 2.8%
AbbVie Inc.	448,025	43,987,095
Alexion Pharmaceuticals Inc.(a)	50,005	5,612,561
Amgen Inc.	130,392	30,754,257
Biogen Inc.(a)	88,168	23,589,348
Gilead Sciences Inc.	678,287	52,187,402
Regeneron Pharmaceuticals Inc.(a)	18,032	11,245,657
United Therapeutics Corp.(a)	23,620	2,858,020

		170,234,340

Building Products — 0.5%
AO Smith Corp.	72,589	3,420,394
Carrier Global Corp.	207,641	4,613,783
Johnson Controls International PLC	402,934	13,756,167
Lennox International Inc.	6,442	1,500,921
Owens Corning	27,552	1,536,299
Trane Technologies PLC	49,114	4,370,164

		29,197,728

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets — 3.2%
Affiliated Managers Group Inc.	25,550	$1,905,008
Ameriprise Financial Inc.	23,193	3,479,878
Bank of New York Mellon Corp. (The)	436,454	16,868,947
BlackRock Inc.(c)	40,836	22,218,459
Charles Schwab Corp. (The)	167,943	5,666,397
CME Group Inc.	95,174	15,469,582
E*TRADE Financial Corp.	119,736	5,954,471
Eaton Vance Corp., NVS	17,707	683,490
Evercore Inc., Class A	6,340	373,553
Federated Hermes Inc.	14,921	353,628
Franklin Resources Inc.	150,327	3,152,357
Goldman Sachs Group Inc. (The)	167,353	33,072,300
Interactive Brokers Group Inc., Class A(b)	41,356	1,727,440
Intercontinental Exchange Inc.	133,389	12,218,432
Invesco Ltd.	200,530	2,157,703
Janus Henderson Group PLC	83,786	1,772,912
Legg Mason Inc.	45,293	2,253,327
Morgan Stanley	647,401	31,269,468
Nasdaq Inc.	32,727	3,909,895
Northern Trust Corp.	112,698	8,941,459
Raymond James Financial Inc.	65,621	4,516,694
State Street Corp.	190,648	12,115,680
Stifel Financial Corp.	18,775	890,498
T Rowe Price Group Inc.	32,048	3,957,928

		194,929,506

Chemicals — 1.9%
Albemarle Corp.	57,821	4,464,360
Ashland Global Holdings Inc.	32,443	2,241,811
Cabot Corp.	15,835	586,687
CF Industries Holdings Inc.	114,851	3,231,907
Chemours Co. (The)	88,072	1,351,905
Corteva Inc.(a)	405,374	10,859,970
DuPont de Nemours Inc.	396,910	21,087,828
Eastman Chemical Co.	73,147	5,093,957
Ecolab Inc.	66,348	13,199,935
International Flavors & Fragrances Inc.	57,918	7,092,638
Linde PLC	82,501	17,499,287
LyondellBasell Industries NV, Class A	139,182	9,147,041
Minerals Technologies Inc.	18,767	880,735
Mosaic Co. (The)	188,404	2,356,934
NewMarket Corp.	1,427	571,485
Olin Corp.	86,000	988,140
PolyOne Corp.	48,593	1,274,594
PPG Industries Inc.	62,460	6,624,508
RPM International Inc.	27,937	2,096,951
Sensient Technologies Corp.	22,810	1,189,770
Valvoline Inc.	46,670	902,131

		112,742,574

Commercial Services & Supplies — 0.4%
Deluxe Corp.	12,441	292,861
Healthcare Services Group Inc.	39,906	976,101
HNI Corp.	23,072	705,311
KAR Auction Services Inc.	69,372	954,559
MSA Safety Inc.	6,913	791,124
Republic Services Inc.	61,271	5,027,285
Rollins Inc.(b)	40,168	1,702,721
Stericycle Inc.(a)	27,501	1,539,506
Waste Management Inc.	88,181	9,339,250

		21,328,718

Security	Shares	Value

Communications Equipment — 2.0%
Ciena Corp.(a)	31,694	$1,716,547
Cisco Systems Inc.	2,293,886	106,986,843
F5 Networks Inc.(a)	32,776	4,571,596
InterDigital Inc.	16,750	948,553
Juniper Networks Inc.	180,302	4,121,704
NetScout Systems Inc.(a)	35,449	906,076
ViaSat Inc.(a)	15,259	585,488

		119,836,807

Construction & Engineering — 0.2%
AECOM(a)(b)	86,718	3,258,863
Dycom Industries Inc.(a)	16,953	693,208
Emcor Group Inc.	16,330	1,080,066
Fluor Corp.	75,279	909,370
Jacobs Engineering Group Inc.	70,477	5,976,450
Quanta Services Inc.	40,592	1,592,424
Valmont Industries Inc.	6,287	714,329

		14,224,710

Consumer Finance — 0.6%
American Express Co.	143,019	13,615,409
Capital One Financial Corp.	246,630	15,436,572
Discover Financial Services	63,045	3,157,924
FirstCash Inc.	8,006	540,245
Navient Corp.	91,685	644,545
SLM Corp.	101,590	714,178

		34,108,873

Containers & Packaging — 0.7%
Amcor PLC(a)	852,834	8,707,435
AptarGroup Inc.	13,779	1,542,972
Avery Dennison Corp.	13,076	1,491,841
Ball Corp.(b)	51,157	3,554,900
Greif Inc., Class A, NVS	14,135	486,385
International Paper Co.	212,985	7,499,202
O-I Glass Inc.	83,746	752,039
Packaging Corp. of America	51,018	5,091,596
Sealed Air Corp.	83,240	2,734,434
Silgan Holdings Inc.	16,689	540,557
Sonoco Products Co.	53,897	2,818,274
Westrock Co.	141,106	3,987,656

		39,207,291

Distributors — 0.2%
Genuine Parts Co.	78,163	6,797,055
LKQ Corp.(a)	79,222	2,075,616

		8,872,671

Diversified Consumer Services — 0.1%
Adtalem Global Education Inc.(a)	27,297	850,302
Graham Holdings Co., Class B	2,342	802,533
Grand Canyon Education Inc.(a)(b)	25,313	2,291,586
H&R Block Inc.	105,226	1,502,627
Service Corp. International	46,751	1,818,146
Strategic Education Inc.	5,652	868,430
WW International Inc.(a)	11,995	304,433

		8,438,057

Diversified Financial Services — 3.1%
Berkshire Hathaway Inc., Class B(a)	1,051,525	187,707,728
Jefferies Financial Group Inc.	122,319	1,902,060

		189,609,788

Diversified Telecommunication Services — 4.1%
AT&T Inc.	3,853,910	116,503,699

2

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
CenturyLink Inc.	535,296	$5,369,019
Verizon Communications Inc.	2,238,237	123,394,006

		245,266,724

Electric Utilities — 3.9%
Allete Inc.	27,831	1,519,851
Alliant Energy Corp.	135,153	6,465,719
American Electric Power Co. Inc.	267,713	21,320,663
Duke Energy Corp.	397,315	31,741,495
Edison International	204,723	11,118,506
Entergy Corp.	108,423	10,171,162
Evergy Inc.	122,821	7,282,057
Eversource Energy	182,242	15,175,291
Exelon Corp.	527,813	19,154,334
FirstEnergy Corp.	293,452	11,380,069
Hawaiian Electric Industries Inc.	30,509	1,100,155
Idacorp Inc.	14,893	1,301,201
NextEra Energy Inc.	124,363	29,868,262
OGE Energy Corp.	107,682	3,269,226
Pinnacle West Capital Corp.	60,646	4,444,745
PNM Resources Inc.	21,431	823,808
PPL Corp.	416,424	10,760,396
Southern Co. (The)	570,854	29,598,780
Xcel Energy Inc.	284,392	17,774,500

		234,270,220

Electrical Equipment — 0.7%
Acuity Brands Inc.	21,326	2,041,751
Eaton Corp. PLC	216,670	18,954,292
Emerson Electric Co.	148,877	9,234,840
EnerSys	22,793	1,467,413
nVent Electric PLC	83,812	1,569,799
Regal Beloit Corp.	22,096	1,929,423
Rockwell Automation Inc.	26,989	5,748,657

		40,946,175

Electronic Equipment, Instruments & Components — 0.5%
Arrow Electronics Inc.(a)(b)	42,609	2,926,812
Avnet Inc.	54,431	1,517,808
Belden Inc.	20,815	677,528
Corning Inc.	217,468	5,632,421
FLIR Systems Inc.	37,559	1,523,769
II-VI Inc.(a)	46,957	2,217,310
IPG Photonics Corp.(a)(b)	9,565	1,534,130
Littelfuse Inc.	4,847	827,044
National Instruments Corp.	33,715	1,305,108
SYNNEX Corp.	22,053	2,641,288
TE Connectivity Ltd.	89,210	7,275,076
Tech Data Corp.(a)	19,008	2,754,259
Vishay Intertechnology Inc.	71,312	1,088,934

		31,921,487

Energy Equipment & Services — 0.5%
Baker Hughes Co.	354,817	5,460,634
ChampionX Corp.(a)	82,646	806,625
Halliburton Co.	472,226	6,129,494
National Oilwell Varco Inc.	143,417	1,756,858
Schlumberger Ltd.	751,744	13,824,572
TechnipFMC PLC	226,398	1,548,562
Transocean Ltd.(a)(b)	309,842	567,011

		30,093,756

Entertainment — 1.4%
Activision Blizzard Inc.	416,575	31,618,043

Security	Shares	Value

Entertainment (continued)
Cinemark Holdings Inc.	57,444	$663,478
Electronic Arts Inc.(a)	73,374	9,689,037
Live Nation Entertainment Inc.(a)(b)	25,066	1,111,176
Walt Disney Co. (The)(b)	381,032	42,488,878
World Wrestling Entertainment Inc., Class A	11,014	478,558

		86,049,170

Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities Inc.	31,447	5,102,276
American Campus Communities Inc.	38,522	1,346,729
Apartment Investment & Management Co., Class A	80,233	3,019,970
AvalonBay Communities Inc.	76,230	11,788,207
Boston Properties Inc.	43,830	3,961,355
Brixmor Property Group Inc.	70,640	905,605
Camden Property Trust	23,462	2,140,204
CoreCivic Inc.	64,180	600,725
Corporate Office Properties Trust	32,409	821,244
Crown Castle International Corp.	94,811	15,866,621
CyrusOne Inc.	21,324	1,551,321
Digital Realty Trust Inc.	145,338	20,653,983
Douglas Emmett Inc.	32,836	1,006,752
Duke Realty Corp.	81,177	2,872,854
EPR Properties	23,649	783,491
Equity Residential	189,476	11,144,978
Essex Property Trust Inc.	17,567	4,025,829
Extra Space Storage Inc.	29,368	2,712,722
Federal Realty Investment Trust	21,989	1,873,683
First Industrial Realty Trust Inc.	23,248	893,653
GEO Group Inc. (The)	65,311	772,629
Healthcare Realty Trust Inc.	38,920	1,139,967
Healthpeak Properties Inc.	154,531	4,258,874
Highwoods Properties Inc.	27,937	1,042,888
Host Hotels & Resorts Inc.(b)	382,611	4,128,373
Hudson Pacific Properties Inc.	53,721	1,351,620
Iron Mountain Inc.	155,031	4,046,309
JBG SMITH Properties	63,628	1,881,480
Kilroy Realty Corp.	22,939	1,346,519
Kimco Realty Corp.	234,291	3,008,297
Lamar Advertising Co., Class A	18,087	1,207,488
Life Storage Inc.	9,781	928,706
Macerich Co. (The)(b)	62,438	560,069
Mack-Cali Realty Corp.	48,774	745,755
Medical Properties Trust Inc.	286,183	5,380,240
Mid-America Apartment Communities Inc.	33,834	3,879,745
National Retail Properties Inc.	41,609	1,476,287
Omega Healthcare Investors Inc.	67,596	2,009,629
Park Hotels & Resorts Inc.	128,981	1,275,622
Pebblebrook Hotel Trust(b)	70,291	960,175
Physicians Realty Trust	54,089	947,639
PotlatchDeltic Corp.	19,516	742,194
Prologis Inc.	172,034	16,055,933
Public Storage	45,600	8,750,184
Rayonier Inc.	43,298	1,073,357
Realty Income Corp.	102,366	6,090,777
Regency Centers Corp.	91,885	4,216,603
Sabra Health Care REIT Inc.	110,620	1,596,247
Service Properties Trust	88,320	626,189
Simon Property Group Inc.	99,527	6,805,656
SL Green Realty Corp.	41,459	2,043,514
Spirit Realty Capital Inc.	32,728	1,140,898
STORE Capital Corp.	25,266	601,584

3

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Taubman Centers Inc.	18,899	$713,626
UDR Inc.	83,734	3,129,977
Urban Edge Properties	33,545	398,179
Ventas Inc.	202,238	7,405,956
Vornado Realty Trust	85,296	3,259,160
Weingarten Realty Investors	36,508	691,096
Welltower Inc.	226,137	11,702,590
Weyerhaeuser Co.	404,199	9,078,310

		221,542,543

Food & Staples Retailing — 2.8%
BJ’s Wholesale Club Holdings Inc.(a)	65,859	2,454,565
Costco Wholesale Corp.	97,854	29,670,311
Grocery Outlet Holding Corp.(a)(b)	13,095	534,276
Kroger Co. (The)	425,861	14,415,395
Sprouts Farmers Market Inc.(a)	63,684	1,629,673
Sysco Corp.	150,956	8,251,255
Walgreens Boots Alliance Inc.	399,140	16,919,545
Walmart Inc.	765,900	91,739,502

		165,614,522

Food Products — 2.4%
Archer-Daniels-Midland Co.	300,894	12,005,671
Campbell Soup Co.	51,155	2,538,823
Conagra Brands Inc.	263,834	9,279,042
Darling Ingredients Inc.(a)	88,110	2,169,268
Flowers Foods Inc.	103,704	2,318,821
General Mills Inc.	328,327	20,241,360
Hain Celestial Group Inc. (The)(a)(b)	43,303	1,364,478
Hershey Co. (The)	26,339	3,414,061
Hormel Foods Corp.	151,808	7,327,772
Ingredion Inc.	35,999	2,987,917
JM Smucker Co. (The)	61,886	6,548,158
Kellogg Co.	135,501	8,951,196
Kraft Heinz Co. (The)	337,534	10,763,959
Lamb Weston Holdings Inc.	35,382	2,261,971
Lancaster Colony Corp.	5,407	838,031
McCormick & Co. Inc./MD, NVS	32,608	5,850,201
Mondelez International Inc., Class A	772,058	39,475,326
Pilgrim’s Pride Corp.(a)	10,130	171,096
Post Holdings Inc.(a)	18,623	1,631,747
Tootsie Roll Industries Inc.	5,009	171,658
TreeHouse Foods Inc.(a)(b)	30,274	1,326,001
Tyson Foods Inc., Class A	82,907	4,950,377

		146,586,934

Gas Utilities — 0.3%
Atmos Energy Corp.	66,255	6,597,673
National Fuel Gas Co.	48,945	2,052,264
New Jersey Resources Corp.	51,427	1,679,092
ONE Gas Inc.	14,193	1,093,571
Southwest Gas Holdings Inc.	29,451	2,033,591
Spire Inc.	27,473	1,805,251
UGI Corp.	112,673	3,583,001

		18,844,443

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	401,740	36,731,088
ABIOMED Inc.(a)(b)	10,501	2,536,622
Avanos Medical Inc.(a)(b)	25,806	758,438
Baxter International Inc.	151,672	13,058,959
Becton Dickinson and Co.	159,472	38,156,865
Boston Scientific Corp.(a)	317,297	11,140,298

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Cantel Medical Corp.	8,895	$393,426
Cooper Companies Inc. (The)	11,503	3,262,711
Danaher Corp.	122,703	21,697,572
Dentsply Sirona Inc.	56,284	2,479,873
Haemonetics Corp.(a)	9,808	878,405
Hill-Rom Holdings Inc.	16,185	1,776,789
Hologic Inc.(a)	64,338	3,667,266
LivaNova PLC(a)	12,817	616,882
Medtronic PLC	725,383	66,517,621
NuVasive Inc.(a)(b)	9,797	545,301
Steris PLC	21,025	3,226,076
Stryker Corp.	59,369	10,697,700
Varian Medical Systems Inc.(a)	22,076	2,704,752
Zimmer Biomet Holdings Inc.	112,023	13,371,065

		234,217,709

Health Care Providers & Services — 6.7%
Acadia Healthcare Co. Inc.(a)(b)	47,745	1,199,354
AmerisourceBergen Corp.	80,429	8,104,830
Anthem Inc.	136,405	35,871,787
Cardinal Health Inc.	158,487	8,271,437
Centene Corp.(a)	313,112	19,898,268
Cigna Corp.(a)	199,542	37,444,056
CVS Health Corp.	707,001	45,933,855
DaVita Inc.(a)	46,185	3,655,081
Encompass Health Corp.	28,137	1,742,524
HCA Healthcare Inc.	142,327	13,814,259
Henry Schein Inc.(a)	77,331	4,515,357
Humana Inc.	71,453	27,705,901
Laboratory Corp. of America Holdings(a)	52,652	8,746,024
McKesson Corp.	87,672	13,450,638
MEDNAX Inc.(a)(b)	27,703	473,721
Molina Healthcare Inc.(a)	31,956	5,687,529
Patterson Companies Inc.	46,403	1,020,866
Quest Diagnostics Inc.	72,454	8,256,858
Tenet Healthcare Corp.(a)	55,952	1,013,291
UnitedHealth Group Inc.	512,975	151,301,976
Universal Health Services Inc., Class B	42,069	3,907,789

		402,015,401

Health Care Technology — 0.1%
Cerner Corp.(b)	60,994	4,181,139

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.(b)	256,620	4,213,700
Cracker Barrel Old Country Store Inc.	12,995	1,441,275
Darden Restaurants Inc.	37,894	2,871,228
Jack in the Box Inc.	6,057	448,763
Las Vegas Sands Corp.	78,273	3,564,552
McDonald’s Corp.	225,229	41,547,994
MGM Resorts International	104,192	1,750,426
Norwegian Cruise Line Holdings Ltd.(a)(b)	138,855	2,281,388
Papa John’s International Inc.	4,288	340,510
Penn National Gaming Inc.(a)	69,964	2,136,701
Royal Caribbean Cruises Ltd.	92,472	4,651,342
Six Flags Entertainment Corp.	21,160	406,484
Texas Roadhouse Inc.	17,184	903,363
Wendy’s Co. (The)	41,640	906,919
Wyndham Destinations Inc.	25,711	724,536

		68,189,181

4

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables — 0.4%
Helen of Troy Ltd.(a)	5,523	$1,041,417
KB Home	24,941	765,190
Leggett & Platt Inc.	24,068	845,990
Lennar Corp., Class A	148,750	9,165,975
Mohawk Industries Inc.(a)	32,037	3,260,085
Newell Brands Inc.	205,301	3,260,180
Taylor Morrison Home Corp.(a)(b)	71,022	1,370,014
Toll Brothers Inc.	31,770	1,035,384
TRI Pointe Group Inc.(a)(b)	70,549	1,036,365
Whirlpool Corp.	33,594	4,351,431

		26,132,031

Household Products — 2.0%
Church & Dwight Co. Inc.	60,874	4,705,560
Clorox Co. (The)	67,783	14,869,557
Colgate-Palmolive Co.	255,181	18,694,560
Kimberly-Clark Corp.	93,999	13,286,758
Procter & Gamble Co. (The)	562,412	67,247,603

		118,804,038

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	358,347	5,192,448

Industrial Conglomerates — 1.8%
3M Co.	311,124	48,532,233
General Electric Co.	4,729,042	32,299,357
Honeywell International Inc.	204,868	29,621,864

		110,453,454

Insurance — 3.8%
Aflac Inc.	388,652	14,003,132
Alleghany Corp.	3,889	1,902,265
Allstate Corp. (The)	170,150	16,502,849
American Financial Group Inc./OH	40,283	2,556,359
American International Group Inc.	465,872	14,525,889
Aon PLC, Class A	46,174	8,893,112
Arthur J Gallagher & Co.	50,331	4,906,769
Assurant Inc.	32,221	3,328,107
Brighthouse Financial Inc.(a)	50,833	1,414,174
Chubb Ltd.	244,023	30,898,192
Cincinnati Financial Corp.	44,215	2,831,086
CNO Financial Group Inc.	77,450	1,205,897
Everest Re Group Ltd.	21,657	4,465,673
First American Financial Corp.	60,723	2,915,918
Genworth Financial Inc., Class A(a)	271,206	626,486
Globe Life Inc.	52,818	3,920,680
Hanover Insurance Group Inc. (The)	20,583	2,085,675
Hartford Financial Services Group Inc. (The)	193,159	7,446,279
Kemper Corp.	32,940	2,388,809
Lincoln National Corp.	104,661	3,850,478
Loews Corp.	131,103	4,495,522
Marsh & McLennan Companies Inc.	107,788	11,573,198
Mercury General Corp.	14,585	594,339
MetLife Inc.	417,874	15,260,758
Old Republic International Corp.	153,770	2,507,989
Principal Financial Group Inc.	137,382	5,706,848
Progressive Corp. (The)	123,649	9,905,521
Prudential Financial Inc.	213,964	13,030,408
Reinsurance Group of America Inc.	36,322	2,849,098
RLI Corp.	7,916	649,904
Selective Insurance Group Inc.	32,015	1,688,471
Travelers Companies Inc. (The)	136,952	15,619,376

Security	Shares	Value

Insurance (continued)
Unum Group	111,115	$1,843,398
Willis Towers Watson PLC	36,263	7,141,998
WR Berkley Corp.	76,479	4,381,482

		227,916,139

Interactive Media & Services — 0.2%
TripAdvisor Inc.	53,393	1,015,001
Twitter Inc.(a)(b)	425,011	12,661,078

		13,676,079

Internet & Direct Marketing Retail — 0.1%
Expedia Group Inc.	73,376	6,031,507
Grubhub Inc.(a)	21,644	1,521,573

		7,553,080

IT Services — 3.4%
Accenture PLC, Class A	127,378	27,350,604
Akamai Technologies Inc.(a)	24,415	2,614,602
Alliance Data Systems Corp.	23,327	1,052,514
Automatic Data Processing Inc.	88,393	13,160,834
Broadridge Financial Solutions Inc.	18,527	2,337,922
Cognizant Technology Solutions Corp., Class A	292,819	16,637,976
DXC Technology Co.	137,941	2,276,027
Fidelity National Information Services Inc.	334,187	44,811,135
Global Payments Inc.	82,454	13,985,847
International Business Machines Corp.	480,259	58,000,879
Jack Henry & Associates Inc.(b)	19,868	3,656,308
Leidos Holdings Inc.	36,320	3,402,094
LiveRamp Holdings Inc.(a)	21,841	927,587
Maximus Inc.	14,688	1,034,770
Paychex Inc.	56,571	4,285,253
Sabre Corp.	76,709	618,275
Science Applications International Corp.	14,513	1,127,370
VeriSign Inc.(a)	25,824	5,341,178

		202,621,175

Leisure Products — 0.1%
Brunswick Corp./DE	21,484	1,375,191
Hasbro Inc.	69,231	5,188,864
Mattel Inc.(a)	186,799	1,806,346

		8,370,401

Life Sciences Tools & Services — 0.5%
Agilent Technologies Inc.	71,739	6,339,576
Bio-Rad Laboratories Inc., Class A(a)(b)	3,216	1,451,992
Illumina Inc.(a)	31,852	11,796,388
IQVIA Holdings Inc.(a)	29,664	4,208,728
Mettler-Toledo International Inc.(a)	4,776	3,847,307
PerkinElmer Inc.	25,725	2,523,365
Waters Corp.(a)	12,747	2,299,559

		32,466,915

Machinery — 1.8%
AGCO Corp.	15,883	880,871
Caterpillar Inc.	120,201	15,205,426
Colfax Corp.(a)(b)	24,797	691,836
Crane Co.	26,383	1,568,733
Cummins Inc.	29,569	5,123,125
Deere & Co.	69,447	10,913,596
Donaldson Co. Inc.	24,578	1,143,369
Dover Corp.	32,096	3,099,190
Flowserve Corp.	70,540	2,011,801
Fortive Corp.(b)	160,573	10,864,369
IDEX Corp.	17,652	2,789,722

5

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Illinois Tool Works Inc.	60,732	$10,618,990
Ingersoll Rand Inc.(a)	50,432	1,418,148
ITT Inc.(b)	15,613	917,108
Kennametal Inc.	44,610	1,280,753
Middleby Corp. (The)(a)	12,641	997,881
Oshkosh Corp.	15,075	1,079,671
Otis Worldwide Corp.	103,641	5,893,027
Parker-Hannifin Corp.	31,365	5,748,264
Pentair PLC	88,920	3,378,071
Snap-on Inc.	29,567	4,095,325
Stanley Black & Decker Inc.	83,485	11,636,139
Terex Corp.	35,313	662,825
Trinity Industries Inc.	50,040	1,065,352
Westinghouse Air Brake Technologies Corp.(b)	98,005	5,642,148
Xylem Inc./NY	39,776	2,583,849

		111,309,589

Marine — 0.0%
Kirby Corp.(a)	15,527	831,626

Media — 1.4%
AMC Networks Inc., Class A(a)	21,375	499,961
Comcast Corp., Class A	1,084,003	42,254,437
Discovery Inc., Class A(a)(b)	85,206	1,797,847
Discovery Inc., Class C, NVS(a)	171,357	3,300,336
DISH Network Corp., Class A(a)	139,288	4,806,829
Fox Corp., Class A, NVS	185,597	4,977,712
Fox Corp., Class B(a)	85,299	2,289,425
Interpublic Group of Companies Inc. (The)	208,694	3,581,189
John Wiley & Sons Inc., Class A	23,551	918,489
New York Times Co. (The), Class A	26,297	1,105,263
News Corp., Class A, NVS	209,362	2,483,033
News Corp., Class B	65,570	783,562
Omnicom Group Inc.	116,069	6,337,367
TEGNA Inc.	116,889	1,302,143
ViacomCBS Inc., Class B, NVS	293,338	6,840,642

		83,278,235

Metals & Mining — 0.7%
Allegheny Technologies Inc.(a)	34,643	353,012
Carpenter Technology Corp.	11,568	280,871
Commercial Metals Co.	63,949	1,304,560
Compass Minerals International Inc.	5,093	248,284
Ferroglobe PLC(a)(d)	5,019	0	(e)
Freeport-McMoRan Inc.	351,723	4,069,435
Newmont Corp.	433,729	26,778,429
Nucor Corp.	163,122	6,754,882
Steel Dynamics Inc.	56,949	1,485,799
U.S. Steel Corp.(b)	118,669	856,790
Worthington Industries Inc.	19,918	742,941

		42,875,003

Multi-Utilities — 2.2%
Ameren Corp.	133,735	9,409,595
Black Hills Corp.	17,582	996,196
CenterPoint Energy Inc.	295,046	5,508,509
CMS Energy Corp.	155,037	9,057,262
Consolidated Edison Inc.	180,971	13,017,244
Dominion Energy Inc.	453,888	36,846,628
DTE Energy Co.	104,331	11,215,582
MDU Resources Group Inc.	62,604	1,388,557
NiSource Inc.	207,353	4,715,207

Security	Shares	Value

Multi-Utilities (continued)
NorthWestern Corp.	27,198	$1,482,835
Public Service Enterprise Group Inc.	273,886	13,464,236
Sempra Energy	87,153	10,216,946
WEC Energy Group Inc.	170,862	14,976,054

		132,294,851

Multiline Retail — 0.5%
Dollar Tree Inc.(a)	128,505	11,909,843
Kohl’s Corp.	84,390	1,752,780
Nordstrom Inc.(b)	57,713	893,974
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	13,615	1,329,505
Target Corp.	97,363	11,676,745

		27,562,847

Oil, Gas & Consumable Fuels — 5.2%
Antero Midstream Corp.	149,095	760,385
Apache Corp.	76,954	1,038,879
Cabot Oil & Gas Corp.	81,295	1,396,648
Chevron Corp.	1,009,849	90,108,826
Cimarex Energy Co.	25,281	694,975
CNX Resources Corp.(a)	100,563	869,870
Concho Resources Inc.	106,547	5,487,171
Devon Energy Corp.	208,468	2,364,027
Diamondback Energy Inc.	85,484	3,574,941
EOG Resources Inc.	157,648	7,986,448
EQT Corp.	137,756	1,639,296
Equitrans Midstream Corp.	220,147	1,829,422
Exxon Mobil Corp.	2,287,033	102,276,116
HollyFrontier Corp.	80,023	2,336,672
Kinder Morgan Inc./DE	1,053,493	15,981,489
Marathon Oil Corp.	430,988	2,637,647
Marathon Petroleum Corp.	352,232	13,166,432
Murphy Oil Corp.	44,245	610,581
Noble Energy Inc.	257,715	2,309,126
Occidental Petroleum Corp.	487,514	8,921,506
ONEOK Inc.	238,261	7,915,030
PBF Energy Inc., Class A	54,900	562,176
PetroCorp Inc. Escrow(a)(d)	190	0	(e)
Phillips 66	118,266	8,503,325
Pioneer Natural Resources Co.	33,939	3,315,840
Valero Energy Corp.	220,829	12,989,162
Williams Companies Inc. (The)	657,159	12,499,164
World Fuel Services Corp.	35,207	906,932

		312,682,086

Paper & Forest Products — 0.0%
Domtar Corp.	30,824	650,695
Louisiana-Pacific Corp.	17,746	455,185

		1,105,880

Personal Products — 0.0%
Coty Inc., Class A	84,436	377,429
Edgewell Personal Care Co.(a)	29,234	910,931
Nu Skin Enterprises Inc., Class A	28,111	1,074,684

		2,363,044

Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	550,520	32,370,576
Eli Lilly & Co.	204,913	33,642,616
Johnson & Johnson	826,527	116,234,492
Merck & Co. Inc.	614,375	47,509,619
Mylan NV(a)	278,465	4,477,717
Nektar Therapeutics(a)(b)	64,456	1,492,801
Perrigo Co. PLC	73,362	4,054,718

6

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Pfizer Inc.	3,004,602	$98,250,485
Prestige Consumer Healthcare Inc.(a)(b)	27,087	1,017,388

		339,050,412

Professional Services — 0.4%
ASGN Inc.(a)	11,111	740,881
CoreLogic Inc.	23,545	1,582,695
Equifax Inc.	26,085	4,483,490
IHS Markit Ltd.	58,213	4,395,081
Insperity Inc.	8,925	577,715
ManpowerGroup Inc.	31,786	2,185,288
Nielsen Holdings PLC	191,575	2,846,805
Robert Half International Inc.	62,078	3,279,581
Verisk Analytics Inc.	27,390	4,661,778

		24,753,314

Real Estate Management & Development — 0.0%
Jones Lang LaSalle Inc.	14,416	1,491,479

Road & Rail — 0.9%
Avis Budget Group Inc.(a)	27,919	639,066
CSX Corp.	207,318	14,458,357
JB Hunt Transport Services Inc.	18,592	2,237,361
Landstar System Inc.(b)	6,808	764,607
Norfolk Southern Corp.	63,835	11,207,511
Ryder System Inc.	28,673	1,075,524
Union Pacific Corp.	139,313	23,553,649
Werner Enterprises Inc.	16,773	730,129

		54,666,204

Semiconductors & Semiconductor Equipment — 1.7%
Cree Inc.(a)(b)	58,017	3,434,026
Enphase Energy Inc.(a)(b)	12,028	572,172
First Solar Inc.(a)(b)	40,912	2,025,144
Intel Corp.	984,773	58,918,969
Maxim Integrated Products Inc.	80,762	4,894,985
Semtech Corp.(a)	17,525	915,155
Skyworks Solutions Inc.	37,952	4,852,543
Synaptics Inc.(a)	7,027	422,463
Texas Instruments Inc.	188,437	23,925,846
Xilinx Inc.	50,054	4,924,813

		104,886,116

Software — 0.6%
CDK Global Inc.	25,503	1,056,334
Ceridian HCM Holding Inc.(a)	21,684	1,718,891
Citrix Systems Inc.	30,195	4,466,142
CommVault Systems Inc.(a)	11,554	447,140
LogMeIn Inc.	9,459	801,839
NortonLifeLock Inc.	111,541	2,211,858
Oracle Corp.	449,885	24,865,144
PTC Inc.(a)	26,910	2,093,329
Teradata Corp.(a)	36,970	768,976

		38,429,653

Specialty Retail — 1.6%
Aaron’s Inc.	15,579	707,287
Advance Auto Parts Inc.	37,301	5,313,527
American Eagle Outfitters Inc.(b)	85,561	932,615
AutoNation Inc.(a)	30,692	1,153,405
Best Buy Co. Inc.	123,237	10,754,893
Dick’s Sporting Goods Inc.	35,772	1,475,953
Foot Locker Inc.	55,619	1,621,850
Gap Inc. (The)	114,665	1,447,072

Security	Shares	Value

Specialty Retail (continued)
Home Depot Inc. (The)	168,706	$42,262,540
L Brands Inc.	125,101	1,872,762
Lowe’s Companies Inc.	139,046	18,787,896
Sally Beauty Holdings Inc.(a)(b)	62,658	785,105
Tractor Supply Co.	32,122	4,233,358
Ulta Beauty Inc.(a)	13,564	2,759,189
Urban Outfitters Inc.(a)	37,965	577,827
Williams-Sonoma Inc.	12,995	1,065,720

		95,750,999

Technology Hardware, Storage & Peripherals — 0.6%
Hewlett Packard Enterprise Co.	697,100	6,782,783
HP Inc.	774,573	13,500,807
NCR Corp.(a)(b)	39,186	678,702
NetApp Inc.	64,695	2,870,517
Seagate Technology PLC	48,613	2,353,355
Western Digital Corp.	162,337	7,167,179

		33,353,343

Textiles, Apparel & Luxury Goods — 0.6%
Carter’s Inc.	8,816	711,451
Columbia Sportswear Co.	5,981	481,949
Hanesbrands Inc.	188,524	2,128,436
Nike Inc., Class B	221,231	21,691,700
PVH Corp.	38,427	1,846,417
Ralph Lauren Corp.	25,878	1,876,673
Tapestry Inc.	148,626	1,973,753
Under Armour Inc., Class A(a)	101,400	987,636
Under Armour Inc., Class C, NVS(a)	104,793	926,370
VF Corp.	81,176	4,946,865

		37,571,250

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	125,932	1,284,506
Washington Federal Inc.	15,637	419,697

		1,704,203

Tobacco — 1.0%
Altria Group Inc.	613,037	24,061,702
Philip Morris International Inc.	471,491	33,032,660

		57,094,362

Trading Companies & Distributors — 0.3%
Fastenal Co.	92,720	3,972,125
Gatx Corp.	18,894	1,152,156
MSC Industrial Direct Co. Inc., Class A	24,310	1,770,011
Univar Solutions Inc.(a)	75,025	1,264,922
Watsco Inc.	8,642	1,535,683
WW Grainger Inc.	23,469	7,373,021

		17,067,918

Water Utilities — 0.1%
American Water Works Co. Inc.	48,741	6,271,017
Essential Utilities Inc.	54,357	2,296,040

		8,567,057

Wireless Telecommunication Services — 0.6%
Telephone and Data Systems Inc.	52,706	1,047,795
T-Mobile U.S. Inc.(a)	308,110	32,089,657

		33,137,452

Total Common Stocks — 99.7% (Cost: $6,565,173,400)		6,009,372,003

7

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Wireless Telecommunication Services — 0.0%
T-Mobile U.S. Inc., (Expires 07/27/20)(a)	206,788	$34,740

Total Rights — 0.0% (Cost: $76,511)		34,740

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(f)(g)	82,805,275	82,912,922
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(c)(f)	7,000,000	7,000,000

		89,912,922

Total Short-Term Investments — 1.5% (Cost: $89,839,404)		89,912,922

Total Investments in Securities — 101.2% (Cost: $6,655,089,315)		6,099,319,665

Other Assets, Less Liabilities — (1.2)%		(73,169,430)

Net Assets — 100.0%		$6,026,150,235

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased		Shares Sold		Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	67,519,896	15,285,379	(b)	—		82,805,275	$82,912,922	$200,852	(c)	$58,650		$54,586
BlackRock Cash Funds: Treasury, SL Agency Shares	9,543,000	—		(2,543,000	)(b)	7,000,000	7,000,000	5,030		—		—
BlackRock Inc.	30,501	11,422		(1,087)		40,836	22,218,459	145,211		120,324		3,532,095

							$112,131,381	$351,093		$178,974		$3,586,681

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	85	09/18/20	$13,133	$140,224
S&P MidCap 400 E-Mini Index	29	09/18/20	5,160	12,863

				$153,087

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

8

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P U.S. Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$6,009,372,003	$—	$0	(a)	$6,009,372,003
Rights	34,740	—	—		34,740
Money Market Funds	89,912,922	—	—		89,912,922

	$6,099,319,665	$—	$0	(a)	$6,099,319,665

Derivative financial instruments(b)
Assets
Futures Contracts	$153,087	$—	$—		$153,087

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

9